LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Capital leases	$ 892,000	$ 308,000
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants	$ 4,500,000
Ratio of shareholders' equity to total assets required to be maintained under debt covenants	17.00%
Debt service ratio required to be maintained under debt covenants	1.5